Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		126 Months Ended					3 Months Ended				3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jan. 02, 2014 2013 Warrants [Member]	Jan. 02, 2014 2013 Celgene Warrants [Member]	Jan. 02, 2014 2012 Warrants [Member]	Jan. 02, 2014 2011 Warrants [Member]	Mar. 19, 2014 Subsequent Event [Member]	Feb. 24, 2014 Subsequent Event [Member]	Jan. 02, 2014 Subsequent Event [Member] 2012 Convertible Notes [Member]	Jan. 02, 2014 Subsequent Event [Member] 2013 Convertible Notes [Member]	Mar. 19, 2014 Subsequent Event [Member] 2012 and 2013 Convertible Notes [Member]
Subsequent Event [Line Items]
Convertible notes value, converted into common stock	$ 231	$ 0	$ 231									$ 1,900
Number of common stock issued for conversion of convertible notes (in shares)								8,778,955
Common stock, shares authorized (in shares)	750,000,000	750,000,000	750,000,000						10,000,000,000
Conversion price of convertible notes (in dollars per share)										$ 0.22	$ 0.22
Warrants to purchase common stock (in shares)	481,301,961	80,250,702	481,301,961	253,309,106	102,272,727	180,147,740	99,682,445
Exercise price of warrants (in dollars per share)				$ 0.22	$ 0.22	$ 0.22	$ 0.30